SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents and Restricted Cash (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 363,327	$ 346,548	$ 393,305	$ 7,498
Change in cash and cash equivalents	$ 16,779	$ (46,757)	385,807
Accounting Standards Update 2016-18
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents			392,000
Change in cash and cash equivalents			$ 392,000